Selected Quarterly Financial Data (Unaudited) (Table)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Data

The following is selected quarterly financial data as of and for the periods ending:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2012
Balance sheet data:
Cash & cash equivalents	$82,486	$361,062	$72,483	$185,256
Total assets	1,544,311	1,870,220	1,265,874	1,469,679
Total non-current liabilities	2,034,960	1,918,018	1,816,319	1,255,771
Total shareholders’ deficit	(18,973,870)	(21,646,012)	(24,477,238)	(27,384,895)
Statement of operations and comprehensive loss data:
Revenues	$10,373	$54,020	$23,949	$20,947
Gross profit/(loss)	(145,056)	(255,677)	(267,449)	(424,223)
Research and development expenses	2,253,303	1,544,206	1,506,935	1,257,708
General and administrative expenses	623,018	542,116	447,586	450,479
Sales and marketing expenses	212,447	189,360	201,739	181,773
Loss from operations	(3,233,824)	(2,531,359)	(2,423,709)	(2,314,183)
Net loss	$(3,717,239)	$(2,725,279)	$(2,869,883)	$(2,947,125)
Net loss per common share:[1]
Basic	$(23.18)	$(16.99)	$(17.89)	$(18.37)

Diluted	$(23.18)	$(16.99)	$(17.89)	$(18.37)

Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	160,393	160,393	160,393	160,393

Diluted	160,393	160,393	160,393	160,393

[1]

Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2013
Balance sheet data:
Cash & cash equivalents	$17,964	$4,483	$302,908	$69,178
Total assets	1,095,023	991,576	1,083,089	1,329,719
Total non-current liabilities	1,252,921	508,527	167,291	462,001
Total shareholders’ deficit	(29,300,361)	(8,215,261)	(10,272,840)	(12,456,014)
Statement of operations and comprehensive loss data:
Revenues	$35,154	$48,369	$31,922	$18,800
Gross profit/(loss)	(512,097)	(544,868)	(587,158)	(551,532)
Research and development expenses	710,206	690,582	975,104	710,845
General and administrative expenses	451,157	478,163	806,872	776,944
Sales and marketing expenses	96,404	27,932	5,342	19,225
Loss from operations	(1,769,864)	(1,741,545)	(2,374,476)	(2,058,546)
Net loss	$(1,925,974)	$(1,975,009)	$(2,860,191)	$(2,472,009)
Net loss per common share:[1]
Basic	$(10.67)	$(10.83)	$(15.72)	$(13.57)

Diluted	$(10.67)	$(10.83)	$(15.72)	$(13.57)

Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	180,540	182,304	181,954	182,203

Diluted	180,540	182,304	181,954	182,203

[1]

Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.